General (Details)						3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 17, 2026 USD ($) shares	Dec. 18, 2025 USD ($) shares	Dec. 04, 2025 USD ($)	Oct. 28, 2025 USD ($) shares	Jul. 22, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Nov. 07, 2025 USD ($)	Nov. 06, 2025 USD ($)	Dec. 31, 2024 ₪ / shares
General [Line Items]
Net loss						$ (10,770,000)	$ (3,314,000)	$ (15,610,000)		$ (12,819,000)	$ (15,610,000)
Common stock | shares					7,000,000				651,571	836,512	651,571
Common stock, par value | (per share)					$ 0.0001							₪ 0.01			₪ 0.01
Common share, value					$ 70,000,000,000
Price per share | $ / shares					$ 10
Transaction bonus	$ 400,000,000				$ 400,000,000
Conversion of common share | shares						3.6097
Percentage of stated value of share			300.00%			300.00%
Principal amount converted into preferred shares			$ 5,330,000
Accumulated losses						$ (58,143,000)			$ (34,554,000)	$ (47,373,000)	$ (34,554,000)
Amount of operating activities						$ (2,598,000)	$ (1,273,000)			(8,144,000)	$ (5,196,000)
Aggregate investments amount										$ 1,000,000
First Earnout Event [Member]
General [Line Items]
Shares issued to advisors | shares										3,000,000
Consecutive trading days										20 days
Trading days										30 days
Share price | $ / shares										$ 15
Second Earnout Event [Member]
General [Line Items]
Consecutive trading days										20 days
Trading days										30 days
Share price | $ / shares										$ 20
Third Earnout Event [Member]
General [Line Items]
Consecutive trading days										20 days
Trading days										30 days
Share price | $ / shares										$ 25
TRAILBLAZER HOLDINGS, INC. [Member]
General [Line Items]
Net loss									$ (53,820)	$ (156,348)
Cash
Common stock | shares									1,000	1,000	1,000
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Accumulated losses									$ (53,820)	$ (210,168)	$ (53,820)
Amount of operating activities
Legacy Cyabra [Member]
General [Line Items]
Common stock | shares					7,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Percentage of holding of outstanding common stock						61.80%
Private Placement [Member]
General [Line Items]
Received from issuance of preferred stock and warrants						$ 8,000,000
Promissory Note [Member]
General [Line Items]
Preferred Stock, value			$ 15,990,000
Aggregate investments amount										6,000,000
Common Class A [Member]
General [Line Items]
Employees received RSUs | shares					400,000
Trust account					$ 3,500,000
Preferred Class B [Member]
General [Line Items]
Percentage of stated value of share			(100.00%)			100.00%
Percentage of outstanding principal balance						100.00%
Preferred Class C [Member]
General [Line Items]
Percentage of stated value of share			200.00%			200.00%
Percentage of outstanding principal balance						200.00%
LifeSci Capital LLC [Member]
General [Line Items]
Conversion of common share | shares				105,000
Ladenburg [Member]
General [Line Items]
Advisory fee				$ 1,050,000,000
Loeb & Loeb LLP [Member]
General [Line Items]
Conversion of common share | shares		1,000,000
Lowenstein Sandler LLP [Member]
General [Line Items]
Debt converted into share | shares		1,000,000
PIPE Investment [Member] | Private Placement [Member]
General [Line Items]
Aggregate investments amount										$ 6,000,000
PIPE Investment [Member] | Private Placement [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
General [Line Items]
Aggregate investments amount		$ 6,000,000
Underwriters Arrangements [Member]
General [Line Items]
Shares issued to advisors | shares				207,000
Underwriters Arrangements [Member] | LifeSci Capital LLC [Member]
General [Line Items]
Advisory fee				$ 1,050,000,000
RSUs [Member]
General [Line Items]
Employees received RSUs | shares	400,000
Maximum [Member]
General [Line Items]
Common share, value													$ 106,000,000,000	$ 106,000,000,000
Minimum [Member]
General [Line Items]
Common share, value													$ 70,000,000,000	$ 70,000,000,000